Operating Segment Information - Geographic Information, Non-current Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 164,659,880	$ 180,743,533
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	73,481,714	90,046,190
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	15,191,880	16,881,746
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	63,622,327	73,627,957
USA [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	70,498	31,919
Europe [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	24,383	155,489
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	12,265,769	232
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 3,309	$ 0